Term Loan and Security Agreement	9 Months Ended
Sep. 30, 2013
Term Loan and Security Agreement
Term Loan and Security Agreement

5. Term Loan and Security Agreement

        On April 19, 2013, the Company entered into a credit and security agreement with MidCap Funding III, LLC allowing for borrowings up to $30.0 million. The credit and security agreement provides for the loan to be issuable in three tranches:

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  the first tranche of $10.0 million was available to the Company at the closing of the credit agreement (of which the Company drew down $5.0 million and of which the Company has another $5.0 million available to it through March 31, 2014);

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  the second tranche of $10.0 million is available to the Company through March 31, 2014 if the Company enters into certain equity or financing transactions in which the Company receives minimum net proceeds of at least $40.0 million through a qualifying initial public offering, a private placement and/or a corporate or research partnership for development of the Company's product candidates (which condition was satisfied by the IPO), and if the Company is planning to conduct development activities for a Phase 2 study for RPC4046 and has retained rights to RPC4046 under the license agreement with AbbVie Bahamas Ltd. and AbbVie Inc. (referred to collectively as AbbVie, and formerly a part of Abbott Laboratories);

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  the third tranche of $10.0 million is available to the Company through December 31, 2014 if the Company has consummated an initial public offering for at least $60.0 million in proceeds (which condition was satisfied by the IPO),

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  the Company has received positive data from the Phase 2 trial of RPC1063 in RMS,

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  the Company has an ongoing Phase 3 trial of RPC1063 in RMS, and

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  the Company has retained rights to RPC4046 under the license agreement with AbbVie.

          The interest rate under the credit and security agreement is 8.25%, and there is an interest only period until August 1, 2014, followed by a 34-month principal and interest period. Any unpaid amounts mature and become payable on May 1, 2017. Pursuant to the credit and security agreement, the Company provided a first priority security interest in all existing and after-acquired assets (excluding intellectual property owned by the Company, which is subject to a negative pledge arrangement).

        The loan was recorded at its initial carrying value of $5.0 million, less the debt discount of $0.2 million. The debt discount included an initial fee paid to the lender and certain reimbursed costs of the transaction. At the time of final payment of the loan, the Company must also pay an exit fee of $350,000 to the lender. In addition, if the Company's repayment obligation is accelerated following an event of default, or if the Company elects to prepay any portion of the loan, the Company must also pay a prepayment fee of 3% of the principal being repaid (dropping to 2% after August 18, 2014 then to 1% after December 18, 2015). The debt discount and the exit fee are being accreted to interest expense over the loan term.

        At September 30, 2013, the future principal payments due under the loan agreement are as follows (in thousands):

Year ended December 31, 2013 (three months remaining)	$—
Year ended December 31, 2014	735
Year ended December 31, 2015	1,765
Year ended December 31, 2016	1,765
Year ended December 31, 2017	735

Total future principal payments due under loan agreement	$5,000